RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the six months ended June 30, 2017:

		Six months ended June 30, 2017
(in thousands of $)	Cash Flow Line Items	Balance Prior to Adoption	Adjustments Increase/(Decrease)	As Adjusted
OPERATING ACTIVITIES	Interest element included in obligation under capital lease	265	(303)	(38)
FINANCING ACTIVITIES	Restricted cash and short-term investments	28,409	(30,230)	(1,821)
Effect of exchange rate changes on cash		—	6,169	6,169
As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase/(decrease) in cash, cash equivalents and restricted cash		235,776	(24,364)	211,412
Cash, cash equivalents and restricted cash at beginning of period		65,710	162,415	228,125
Cash, cash equivalents and restricted cash at end of period		301,486	138,051	439,537